Payden California Municipal Social Impact Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (3%)
500,000	Century Housing Corp., 4.00%, 11/01/21	$507
500,000	Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29	547
500,000	Low Income Investment Fund, 3.71%, 7/01/29	528

Total Corporate Bond (Cost - $1,500)		1,582

General Obligation (49%)
645,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	772
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	577
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	117
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	291
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	339
500,000	Anaheim Public Financing Authority, 5.00%, 9/01/36 BAM (a)	597
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	237
500,000	Brea Redevelopment Agency, 5.00%, 8/01/31	627
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	362
1,000,000	California Health Facilities Financing Authority, 2.48%, 6/01/27	1,049
250,000	California Infrastructure & Economic Development Bank, 0.49%, 8/01/47 (b)	250
500,000	California Infrastructure & Economic Development Bank, 0.76%, 12/01/50 (b)	499
410,000	California Infrastructure & Economic Development Bank, 5.00%, 8/01/34	530
500,000	California Infrastructure & Economic Development Bank, 5.00%, 8/01/44	634
1,000,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/39 (c)	1,155
385,000	California State Public Works Board, 5.25%, 10/01/33	457
300,000	City & County of San Francisco CA Community Facilities District No 2014-1, 3.11%, 9/01/24	318
670,000	City of Irvine CA, 4.00%, 9/02/38	791
260,000	City of Irvine CA, 5.00%, 9/02/22	282
295,000	Coronado Community Development Agency Successor Agency, 5.00%, 9/01/33	349
400,000	County of Sacramento CA, 5.75%, 2/01/30	402
1,000,000	County of Santa Barbara CA, AMT, 5.00%, 12/01/36	1,252
500,000	Fresno Unified School District, 0.02%, 8/01/27	437
400,000	Inglewood Joint Powers Authority, 2.75%, 8/01/21 BAM (a)	405
460,000	Kern Community College District, 2.65%, 11/01/27	488
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	604
500,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/49	656

Principal or Shares	Security Description	Value (000)

350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	$415
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	116
500,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	614
500,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/38	572
500,000	Napa Valley Community College District, 0.00%, 8/01/23	542
1,000,000	Nuveen, CA Free Quality Municipal Income Fund, AMT 144A, 0.92%, 10/01/47 (b)(c)	1,000
100,000	Peralta Community College District, 5.00%, 8/01/22	109
250,000	Peralta Community College District, 5.00%, 8/01/26	314
415,000	Riverside County Redevelopment Successor Agency, 7.25%, 12/01/40	454
500,000	San Bernardino Community College District, 2.87%, 8/01/32	558
900,000	San Diego Association of Governments, 5.00%, 11/15/26	1,079
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	428
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	415
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	669
500,000	San Jose Evergreen Community College District, 1.86%, 9/01/29	516
120,000	San Jose Financing Authority, 5.00%, 6/01/28	136
750,000	San Marcos Redevelopment Agency Successor Agency, 3.25%, 10/01/29	824
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	296
400,000	Santa Barbara Unified School District, 1.34%, 8/01/26	406
815,000	Santa Monica Public Financing Authority, 4.00%, 7/01/38	958
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	239
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	674
1,000,000	State of California, 5.00%, 4/01/30	1,406
550,000	State of California, 6.51%, 4/01/39	590
105	State of California, 7.95%, 3/01/36	—
300,000	Stockton Public Financing Authority, 1.40%, 6/01/22	300
800,000	Temecula Redevelopment Agency Successor Agency, 5.00%, 12/15/37 AGM (a)	988
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	416
225,000	West Hollywood Public Financing Authority, 4.00%, 4/01/34	280

Total General Obligation (Cost - $27,936)		29,791

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Revenue (45%)
Airport/Port (5%)
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/24	$578
250,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/26	307
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/36	632
400,000	City of Palm Springs CA Airport Revenue, AMT, 5.00%, 6/01/26 BAM (a)	471
750,000	San Diego County Regional Airport Authority, AMT, 5.00%, 7/01/39	937
225,000	San Francisco City & County Airport Comm-San Francisco International Airport, AMT, 5.00%, 5/01/41	264

		3,189

Education (5%)
500,000	California Educational Facilities Authority, 3.18%, 4/01/27	523
370,000	California Educational Facilities Authority, 5.00%, 10/01/37	449
360,000	California Educational Facilities Authority, 5.00%, 10/01/38	436
120,000	California School Finance Authority 144A, 4.00%, 7/01/22 (c)	125
1,000,000	California School Finance Authority 144A, 5.00%, 8/01/38 (c)	1,154
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	283
400,000	University of California, 1.27%, 5/15/26	405

		3,375

Healthcare (13%)
750,000	California Health Facilities Financing Authority, 3.57%, 11/01/36	750
200,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	219
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	780
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	623
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	412
800,000	California Health Facilities Financing Authority, 5.00%, 11/01/34	1,051
1,000,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	1,178
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	210
650,000	California Municipal Finance Authority, 5.00%, 1/01/33	804
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	383
500,000	California Municipal Finance Authority, 5.00%, 7/01/39	625
750,000	California Statewide Communities Development Authority, 4.00%, 8/01/45	789

		7,824

Principal or Shares	Security Description	Value (000)

Industrial Development/Pollution Control (4%)
230,000	California Infrastructure & Economic Development Bank, 3.25%, 7/01/26	$253
1,000,000	California Pollution Control Financing Authority, AMT 144A, 6.75%, 12/01/28 (c)	966
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	435
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	350
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	454

		2,458

Resource Recovery (2%)
600,000	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (c)	96
1,000,000	South Bayside Waste Management Authority, AMT, 5.00%, 9/01/23	1,138

		1,234

Transportation (11%)
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	776
350,000	City of Long Beach CA Harbor Revenue, 4.00%, 7/15/21	362
750,000	City of Long Beach CA Harbor Revenue, AMT, 5.00%, 5/15/28	936
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,069
620,000	Port of Los Angeles, AMT, 5.00%, 8/01/24	721
1,000,000	Port of Los Angeles, AMT, 5.00%, 8/01/25	1,197
835,000	Port of Los Angeles, AMT, 5.00%, 8/01/29	964
750,000	Port of Oakland, AMT, 5.00%, 5/01/24	802

		6,827

Water & Sewer (5%)
500,000	City of San Francisco CA Public Utilities Commission Water Revenue, 3.45%, 11/01/30	553
500,000	El Dorado Irrigation District, 1.06%, 3/01/26	501
250,000	El Dorado, Irrigation District, 5.00%, 3/01/29 AGM (a)	293
100,000	Orange County Water District, 5.00%, 8/15/33	136
500,000	San Diego County Water Authority, 5.00%, 5/01/31	699
100,000	San Diego Public Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	126
700,000	Western Municipal Water District Facilities Authority, 6.51%, 10/01/40	707

		3,015

Total Revenue (Cost - $27,101)		27,922

Total Investments (Cost - $56,537) (97%)		59,295
Other Assets, net of Liabilities (3%)		2,085

Net Assets (100%)		$61,380

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2

Payden California Municipal Social Impact Fund continued

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
AMT	Alternative Minimum Tax

3	Payden Mutual Funds